CONSOLIDATED STATMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Gold revenue	$ 3,061,238	$ 1,902,030
Cost of sales
Production costs (Note 24)	(745,446)	(681,828)
Depreciation and depletion (Note 9)	(440,831)	(367,408)
Royalties and production taxes	(344,178)	(146,599)
Total cost of sales	(1,530,455)	(1,195,835)
Gross profit	1,530,783	706,195
General and administrative	(67,087)	(59,483)
Share-based payments (Note 14)	(24,954)	(24,678)
Non-recoverable input taxes	(14,391)	(13,211)
Foreign exchange losses	(9,745)	(23,692)
Share of net (loss) income of associates (Note 10)	(755)	2,630
Community relations	(12,510)	(2,909)
Write-down of mining interests (Note 9)	(5,118)	(636)
Impairment of long-lived assets (Notes 9)	0	(876,376)
Gain on sale of mining interests (Note 9)	0	56,115
Gain on sale of shares in associate (Note 10)	0	16,822
Other expense (Note 16)	(13,964)	(29,104)
Operating income (loss)	1,382,259	(248,327)
Losses on derivative instruments (Note 17)	(266,794)	(2,837)
Change in fair value of gold stream (Note 18)	(118,364)	(26,825)
Interest and financing expense	(37,702)	(34,848)
Interest income	12,448	20,734
Losses on dilution of associate (Note 10)	0	(8,984)
Other income (expense)	4,952	(8,137)
Income (loss) from operations before taxes	976,799	(309,224)
Current income tax, withholding and other taxes (Note 21)	(694,650)	(319,726)
Deferred income tax recovery (Note 21)	144,550	2,297
Net income (loss)	426,699	(626,653)
Attributable to:
Shareholders of the Company	401,908	(629,891)
Non-controlling interests (Note 15)	$ 24,791	$ 3,238
Earnings (loss) per share (attributable to shareholders of the Company) (Note 14)
Basic (in USD per share)	$ 0.30	$ (0.48)
Diluted (in USD per share)	$ 0.28	$ (0.48)
Weighted average number of common shares outstanding (in thousands) (Note 14)
Basic (in shares)	1,325,322	1,308,850
Diluted (in shares)	1,480,858	1,308,850